Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation
Summary of tax charged/(credited) in profit or loss

	2021	2020	2019
	£ 000	£ 000	£ 000
Current taxation
UK corporation tax	—	(4)	30

Summary of differences between corporation tax benefit at standard rate and total tax (expense)/benefit

	2021	2020	2019
	£ 000	£ 000	£ 000
Loss before tax	(245,224)	(12,322)	(7,514)
Corporation tax benefit at standard rate	46,593	2,341	1,428
Decrease in tax benefit from effect of expenses not deductible in determining taxable profit/(loss)	(92)	(135)	—
Decrease in tax benefit from tax losses for which no deferred tax asset was recognised	(46,501)	(841)	—
Decrease in tax benefit arising from group relief tax reconciliation	—	(1,369)	(1,428)
Deferred tax credit from unrecognised temporary difference from a prior period	—	—	30
Total tax benefit/(expense)	—	(4)	30